Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule I – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2022:
Provisions for Losses on Long-Term Contracts (*)	89,509	20,944	33,102	3,611	80,962
Provisions for Claims and Potential Contractual Penalties and Others	2,343	385	171	—	2,557
Credit risk	10,307	301	1,446	—	9,162
Valuation Allowance on Deferred Taxes	192,811	—	27,905	—	164,906

Year ended December 31, 2021:
Provisions for Losses on Long-Term Contracts (*)	108,281	9,384	36,696	8,540	89,509
Provisions for Claims and Potential Contractual Penalties and Others	2,233	338	228	—	2,343
Credit risk (**)	16,192	65	5,950	—	10,307
Valuation Allowance on Deferred Taxes	172,833	7,243		12,735	192,811

Year ended December 31, 2020:
Provisions for Losses on Long-Term Contracts (*)	130,711	30,608	53,038	—	108,281
Provisions for Claims and Potential Contractual Penalties and Others	4,786	455	3,008	—	2,233
Allowance for Doubtful Accounts	10,557	7,633	1,998	—	16,192
Valuation Allowance on Deferred Taxes	154,158	18,675	—	—	172,833

(*)    As of December 31, 2022, 2021 and 2020 an amount of $16,900, $13,584 and $17,271, respectively, is presented as a deduction from inventories. As of December 31, 2022, 2021 and 2020 an amount of $64,062, $75,925 and $91,010, respectively, is presented as part of other payables and accrued expenses.
(**) Credit risk additions in 2020, includes cumulative effect through retained earnings as a result of the adoption of ASC 326 in the amount of approximately $5,484. As of December 31, 2022, an amount of $7,513 and $1,648 is related to corporate customers and government customers, respectively.